TRIBUTARY FUNDS, INC.

Supplement dated October 22, 2015
to the Prospectus dated August 1, 2015, as supplemented August 14, 2015 and October 21, 2015

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Your Prospectus is hereby amended as follows:

On page 38, please delete the first paragraph under “Custodian and Transfer Agent” and replace with the following:

MUFG Union Bank, N.A., 350 California Street, San Francisco, CA 94104, serves as custodian and provides for the safekeeping of assets of each of the Funds.

Please retain this supplement for future reference.